Other financial information - Financial risk management (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Financial liabilities	€ 172,112	€ 214,444
Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Financial liabilities	33,415	29,207
Trade payables
Disclosure of detailed information about borrowings [line items]
Financial liabilities	34,703	32,862
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	44,896	39,184
Less than 1 year | Bank borrowings and related derivatives
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	2,966	3,275
Less than 1 year | Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	8	73
Less than 1 year | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	2,608	2,642
Less than 1 year | Trade payables
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	34,703	32,862
Less than 1 year | Other miscellaneous payables
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	4,611	331
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	63,531	43,398
Between 1 and 3 years | Bank borrowings and related derivatives
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	58,580	39,252
Between 1 and 3 years | Accrued interest payable on loans
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	2,163	1,816
Between 1 and 3 years | Accrued interest payable on loans | Finance contract with European Investment Bank [Member]
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	2,200
Financial liabilities	5,400
Between 1 and 3 years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	1,405	2,330
Between 1 and 3 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	1,383
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	23,005	2,006
Between 3 and 5 years | Bank borrowings and related derivatives
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	1,780	2,002
Between 3 and 5 years | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows		4
Between 3 and 5 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	21,225
More than 5 years
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	399,865	423,140
More than 5 years | Bank borrowings and related derivatives
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows		668
More than 5 years | Royalty certificates liabilities
Disclosure of detailed information about borrowings [line items]
Derivative and non-derivative financial liabilities, undiscounted cash flows	€ 399,865	€ 422,472